Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2025
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player	As of 30 June 2025, the maximum amount payable by type of condition and category of player was:

	First team squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC/MUWFC appearances/team success/new contract	79,523	37,706	117,229
International appearances	1,431	2,285	3,716
Awards and future transfers	13,641	—	13,641
Other	1,115	60	1,175
	95,710	40,051	135,761

As of 30 June 2024, the potential amount payable by type of condition and category of player was:

	First team squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	56,881	32,197	89,078
International appearances	1,295	1,875	3,170
Awards and future transfers	23,368	—	23,368
	81,544	34,072	115,616